Related Party Balances and Transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenues	$ 34,050	$ 37,233	$ 29,510
Expenses:
Cost of revenues	8,866	10,488	8,982
Operating expenses:
Research and development, net	15,503	10,562	8,047
Sales and marketing, net	11,426	10,996	8,528
General and administrative	3,391	4,191	4,523
Related Party [Member]
Related Party Transaction [Line Items]
Revenues	16,369	24,559	18,461
Expenses:
Cost of revenues	163	201	210
Operating expenses:
Research and development, net	507	371	224
Sales and marketing, net	212	217	142
General and administrative	191	293	250
Capital expenses	$ 40	$ 9	$ 21